Pay vs Performance Disclosure - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2022	Jun. 26, 2022	Dec. 28, 2024		Dec. 30, 2023		Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for former PEO– John C.C. Fan(1)	Compensation Actually Paid to former PEO– John C.C. Fan(1)	Summary Compensation Table Total for PEO– M. Murray(1)	Compensation Actually Paid to PEO– M Murray(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Loss
2024	-	-	$1,833,952	$2,488,095	$554,379	$423,499	$33.25	$(43,877,896)
2023	-	-	$950,902	$1,651,367	$443,811	$684,290	$49.63	$(19,748,219)
2022	$609,776	$(254,406)	$1,263,936	$1,223,936	$378,934	$(89,244)	$30.31	$(19,326,265)

Named Executive Officers, Footnote [Text Block]

(1)	Dr. Fan was our PEO for part of fiscal year 2022 and was replaced by Mr. Murray for part of fiscal year 2022. Mr. Murray was PEO for fiscal years 2023 and 2024. The Non-PEO NEOs for the presented consists of Mr. Sneider and Mr. Baker in 2024 and 2023. The Non-PEO NEOs consisted of Messrs. Sneider and Baker and Drs. Tsaur and Choi in 2022.

Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO (Michael Murray)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO (Michael Murray)
2024	$1,833,952	$(454,457)	$1,108,600	$2,488,095
2023	$950,902	$(340,545)	$1,041,010	$1,651,367
2022	$1,236,936	$(1,032,000)	$992,000	$1,223,936

(a)	Represents the total of the grant date fair value of equity award reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Award Granted during Year that Remains Unvested	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$1,668,000	$(328,533)	$-	$(220,392)	$(10,475)	$—	$1,108,600
2023	$428,190	$505,600	$56,020	$51,200	$-	$—	$1,041,010
2022	$992,000	$-	$-	$-	$-	$-	$992,000

For Dr. Fan:

Year	Reported Summary Compensation Table Total for Former PEO (John C.C. Fan)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Former PEO (John C.C.Fan)
2022	$609,776	$—	$(864,182)	$(254,406)

(a)	Represents the total of the grant date fair value of the equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Granted during Year that Remains Unvested Year End Fair Value of Equity Award	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$—	$(94,860)	$—	$(493,723)	($275,599)	$—	$(864,182)

Non-PEO NEO Average Total Compensation Amount	[1]			$ 554,379		$ 443,811		$ 378,934
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]			$ 423,499		684,290		89,244
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Value of Equity Awards	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs(b)
2024	$554,379	$(202,255)	$67,900	$420,024
2023	$443,811	$(96,883)	$337,362	$684,290
2022	$378,934	$-	$(468,178)	$(89,244)

(a)	Represents the total of the average grant date fair value of the equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for all Non- PEO NEOs.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Award Granted during Year that Remains Unvested	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$164,090	$(26,240)	$-	$(62,262)	$(7,688)	$—	$67,900
2023	$260,026	$37,130	$45,538	$9,920	$(15,252)	$—	$337,362
2022	$-	$(276,055)	$-	$(94,670)	$(97,453)	$-	$(468,178)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount				$ 33.25		49.63		30.31
Net Income (Loss) Attributable to Parent				$ (43,877,896)		$ (19,748,219)		(19,326,265)
PEO Name		Mr. Murray	Dr. Fan	Mr. Murray		Mr. Murray
John C.C.Fan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]							609,776
PEO Actually Paid Compensation Amount	[1]							254,406
M.Murray [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,236,936		1,833,952	[1]	950,902	[1]	1,263,936	[1]
PEO Actually Paid Compensation Amount		1,223,936		2,488,095	[1],[2]	1,651,367	[1],[2]	1,223,936	[1],[2]
Adjustment to Compensation Amount	[3]	992,000		1,108,600		1,041,010
M.Murray [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(1,032,000)		454,457		340,545
M.Murray [Member] | Year End Fair Value Of Equity Award Granted During Year That Remains Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		992,000		1,668,000		428,190
M.Murray [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				328,533		505,600
M.Murray [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						56,020
M.Murray [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(220,392)		51,200
M.Murray [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(10,475)
M.Murray [Member] | Value Of Dividends Or Other Earnings Paid On Stock Awards Not Other Wise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dr Fan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount								609,776
PEO Actually Paid Compensation Amount								(254,406)
Adjustment to Compensation Amount	[5]							(864,182)
Dr Fan [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
Dr Fan [Member] | Year End Fair Value Of Equity Award Granted During Year That Remains Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dr Fan [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								(94,860)
Dr Fan [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dr Fan [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								(493,723)
Dr Fan [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								275,599
Dr Fan [Member] | Value Of Dividends Or Other Earnings Paid On Stock Awards Not Other Wise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	[7]			554,379		443,811		378,934
Non-PEO NEO Average Compensation Actually Paid Amount	[8]			420,024		684,290		(89,244)
Adjustment to Compensation Amount	[8]			67,900		337,362		(468,178)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(202,255)		96,883
Non-PEO NEO [Member] | Year End Fair Value Of Equity Award Granted During Year That Remains Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				164,090		260,026
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				26,240		37,130		(276,055)
Non-PEO NEO [Member] | Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						45,538
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(62,262)		9,920		(94,670)
Non-PEO NEO [Member] | Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,688)		(15,252)		(97,453)
Non-PEO NEO [Member] | Average Value Of Dividends Or Other Earnings Paid On Stock Awards Not Other Wise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Dr Fan was our PEO for part of fiscal year 2022 and was replaced by Mr. Murray for part of fiscal year 2022. Mr. Murray was PEO for fiscal years 2023 and 2024. The Non-PEO NEOs for the presented consists of Mr. Sneider and Mr. Baker in 2024 and 2023.The Non-PEO NEOs consisted of Messrs. Sneider and Baker and Drs. Tsaur and Choi in 2022.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
[3]	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[4]	Represents the total of the grant date fair value of equity award reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[5]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[6]	Represents the total of the grant date fair value of the equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[7]	Represents the total of the average grant date fair value of the equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for all Non- PEO NEOs.
[8]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows: